Firstar Stellar Treasury Fund
Firstar Stellar Tax-Free Money Market Fund
Firstar Stellar Ohio Tax-Free Money Market Fund

                                                                February 1, 2000
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                              dated March 31, 1999

Effective February 1, 2000, the investment adviser has decided to decrease various fee waivers applied to the funds' expenses. The effects of the decreased fee waivers are described below.

TAX-FREE MONEY MARKET FUND - The management fee on the Tax-Free Money Market Fund is 0.55% of average daily net assets. Currently, the adviser voluntarily waives 10 basis points of this fee, reducing expenses for investors in the fund. Effective February 1, 2000, the investment adviser will waive 5 basis points of the gross management fee for the fund. With the voluntary waiver, the management fee will effectively be 0.50% of average daily net assets. The adviser can terminate this voluntary waiver at any time.

OHIO TAX-FREE MONEY MARKET FUND - The management fee on the Ohio Tax-Free Money Market Fund is 0.55% of average daily net assets. Currently, the adviser voluntarily waives 25 basis points of this fee, reducing expenses for investors in the fund. Effective February 1, 2000, the investment adviser will waive 20 basis points of the gross management fee for the fund. With the voluntary waiver, the management fee will effectively be 0.35% of average daily net assets. The adviser can terminate this voluntary waiver at any time.

EACH OF THE FUNDS - For each of the funds, there is a shareholder servicing fee of 0.25% of average daily net assets. To date the funds have limited the shareholder servicing fee to 0.10% of average daily net assets. Effective February 1, 2000, the waiver of the shareholder servicing fee on each of the funds will decrease from 15 basis points to 9 basis points. The effective rate charged to each of the funds will be 0.16% of average daily net assets.

         THE BACK OF THIS SUPPLEMENT INDICATES WHERE CHANGES HAVE BEEN
          MADE TO YOUR PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT WITH
                     YOUR PROSPECTUS FOR FUTURE REFERENCE.

THE PROSPECTUS IS AMENDED AS FOLLOWS:

PAGE 5 UNDER TREASURY FUND - "FUND EXPENSES"

o         Footnote 2 reads as follows:

                  "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be terminated at anytime.

PAGE 8 UNDER TAX-FREE MONEY MARKET FUND - "FUND EXPENSES"

o         Footnote 1 reads as follows:

                  The fund's investment adviser voluntarily waives a portion of this fee each year. The adviser can terminate this voluntary waiver at any time. With the current waiver, the effective management fee is 0.50% of average daily net assets.

o         Footnote 3 reads as follows:

                  "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be terminated at anytime.

PAGE 11 UNDER OHIO TAX-FREE MONEY MARKET FUND - "FUND EXPENSES"

o         Footnote 1 reads as follows:

                  The fund's investment adviser voluntarily waives a portion of this fee each year. The adviser can terminate this voluntary waiver at any time. With the current waiver, the effective management fee is 0.35% of average daily net assets.

o         Footnote 3 reads as follows:

                  "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be terminated at anytime.

PAGE 12 UNDER "MANAGEMENT OF THE FUNDS"

         Under the subheading "Investment Adviser," the table displaying waiver amounts is replaced by the following:

THE AMOUNTS SHOWN REPRESENT A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS BEFORE AFTER WAIVERS WAIVERS

------------------------------------------- -------- ---------
Treasury Fund                               0.50%    0.50%
Tax-Free Money Market Fund                  0.55%    0.50%
Ohio Tax-Free Money Market Fund             0.55%    0.35%
------------------------------------------- -------- ---------


Firstar Stellar Growth Equity Fund
Firstar Stellar Relative Value Fund
Firstar Stellar Fund
Firstar Stellar Capital Appreciation Fund
Firstar Stellar International Equity Fund

                                                                February 1, 2000
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                              dated March 31, 1999

Effective February 1, 2000, the investment adviser has decided to decrease the fee waiver applied to the shareholder servicing fee. For each of the funds, there is a shareholder servicing fee of 0.25% of average daily net assets. To date the funds have limited the shareholder servicing fee to 0.10% of average daily net assets. Effective February 1, 2000, the waiver of the shareholder servicing fee on each of the funds will decrease from 15 basis points to 9 basis points. The effective rate charged to each of the funds will be 0.16% of average daily net assets.

THE PROSPECTUS IS AMENDED AS FOLLOWS:

Footnote 3 on pages 6 and 8 and footnote 2 on pages 11, 14, and 18 are replaced with the following:

         "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be terminated at anytime.

    PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


Firstar Stellar Strategic Income Fund
Firstar Stellar U.S. Government Income Fund
Firstar Stellar Insured Tax-Free Bond Fund

                                                                February 1, 2000
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                              dated March 31, 1999

Effective February 1, 2000, the investment adviser has decided to decrease the fee waiver applied to the shareholder servicing fee. For each of the funds, there is a shareholder servicing fee of 0.25% of average daily net assets. To date the funds have limited the shareholder servicing fee to 0.10% of average daily net assets. Effective February 1, 2000, the waiver of the shareholder servicing fee on each of the funds will decrease from 15 basis points to 9 basis points. The effective rate charged to each of the funds will be 0.16% of average daily net assets.

THE PROSPECTUS IS AMENDED AS FOLLOWS:

Footnote 3 on pages 6, 9 and 12 is replaced with the following:

         "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above, plus (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be terminated at anytime.

    PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


Firstar Stellar Science & Technology Fund

                                                                February 1, 2000
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                              dated August 3, 2000

Effective February 1, 2000, the investment adviser has decided to decrease the fee waiver applied to the shareholder servicing fee. For each of the funds, there is a shareholder servicing fee of 0.25% of average daily net assets. To date the funds have limited the shareholder servicing fee to 0.10% of average daily net assets. Effective February 1, 2000, the waiver of the shareholder servicing fee on each of the funds will decrease from 15 basis points to 9 basis points. The effective rate charged to each of the funds will be 0.16% of average daily net assets.

THE PROSPECTUS IS AMENDED AS FOLLOWS:

PAGE 4 UNDER "FEES AND EXPENSES FOR THE FUND"

Footnote 4 is replaced with the following:

         "Other Expenses" includes (1) administration fees, transfer agency fees and all other ordinary operating expenses of the fund not listed above which are estimated to total 0.54% of average daily net assets, plus
         (2) an annual shareholder servicing fee of 0.25% of average daily net assets. The fund plans to limit the shareholder servicing fee to an annual rate of 0.16% of average daily net assets although this waiver can be terminated at anytime.

    PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.